Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary of Detailed Information of Property and Equipment

	(Restated- Note 3) 2020 $	(Restated- Note 3) 2019 $

Medical equipment	62,405,632	60,266,531
Equipment under finance leases	23,168,355	14,971,916
Leasehold improvements	19,360,169	17,393,839
Furniture and fixtures	1,479,320	1,088,236
Office equipment	211,032	214,612
Computer equipment	240,919	194,770

Total property and equipment – cost	106,865,427	94,129,904
Less: Accumulated depreciation	(43,151,918)	(29,953,109)

Total property and equipment – net	63,713,509	64,176,795